UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06096

The Torray Fund
 (Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 750 West
Bethesda, MD 20814
 (Address of principal executive offices) (Zip code)

William M Lane
Torray LLC
7501 Wisconsin Avenue, Suite 750 West
Bethesda, MD 20814
 (Name and address of agent for service)

(301) 493-4600
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2018

Date of reporting period:  June 30, 2018

Item 1. Report to Stockholders.

The
TORRAY
FUND

SEMI-ANNUAL REPORT

June 30, 2018

The Torray Fund
Suite 750 W
7501 Wisconsin Avenue
Bethesda, Maryland 20814

funds.torray.com

(301) 493-4600
(855) 753-8174

The Torray Fund

Letter to Shareholders

July 17, 2018

Dear Fellow Shareholders,

The Torray Fund declined 3.34% during the first half of 2018, compared to a gain of 2.65% for the Standard & Poor’s 500 Index.  Both results reflect trends that have dominated markets over the last several years.  Growth stocks have produced far better results than the value indices.  For example, year to date through June 30, the Russell 1000 Growth Index advanced 7.25% while the Russell Value Index lost 1.69%.  Even more dramatic is the fact the S&P 500’s entire gain can be traced to the performance of just seven large capitalization technology companies.  The persistence of these trends has led market observers to question the merits of value investing, a point recently made by an article in the Wall Street Journal entitled “Value Investors Face Existential Crisis After Long Market Rally.”  With this in mind, we feel it is timely to convey our confidence in the long-held, value-oriented approach we have embraced for nearly 50 years.

As long-term shareholders are aware, the Fund has historically avoided the practice of paying high prices for companies deemed to have outstanding growth prospects.  We prefer to invest in good businesses when, in our judgment, valuations reflect investors’ opinions that their outlook is modest. Our experience has shown that in the majority of cases there has been sufficient growth to justify the investment and, additionally, risks have been limited.  We recall the vastly inflated technology shares which plummeted from 2000 to 2001 as their results missed expectations by wide margins. In the aftermath value investors like ourselves were able to invest selectively in a number of these companies with long records of profitability, the shares of which were trading at big discounts to our assessment of future prospects.  Over the ensuing years many of them recorded earnings growth well below expectations during the market peak in 2000, but above the pessimistic assessments of investors after they collapsed in 2001.  This combination of attractive valuation and moderate growth can result in satisfactory returns for long-term investors, and we continually look for such opportunities. We will add here that the average holding time for our entire portfolio now exceeds eight years.

Having said all this, assessing the prospects for any company is to some degree inherently uncertain.  Our goal, therefore, is to narrow the range of uncertainty by focusing on a company’s demonstrated record as opposed to extended forecasts promoted on Wall Street. Paying reasonable prices when we believe expectations are conservative has been a hallmark of our Fund since inception, and we remain committed to the approach.  In that vein, we note the Fund’s estimated forward price-earnings ratio is 11.8x, which compares to 16.3x for the S&P 500.

Since year end we have trimmed several stocks as valuations rose early in the year, while three holdings were eliminated due to challenging company or sector outlooks. Some proceeds were used to increase existing positions.  There have been no new purchases, and cash reserves currently stand at 16%.  Preservation and reasonable growth of capital are important long-term objectives, so we are comfortable maintaining reserves until satisfactory opportunities arise.

As always, we are grateful for your continuing support and trust.

Sincerely,

Robert E. Torray	Shawn M. Hendon	Brian R. Zaczynski

The Torray Fund

PERFORMANCE DATA

As of June 30, 2018 (unaudited)

Average Annual Returns on an Investment in
The Torray Fund vs. the S&P 500 Index

For the periods ended June 30, 2018:

					Since
					Inception
	1 Year	3 Years	5 Years	10 Years	12/31/90
The Torray Fund	4.00%	7.12%	9.21%	7.84%	9.83%
S&P 500 Index	14.37%	11.93%	13.42%	10.17%	10.23%

Cumulative Returns for the 27½ years ended June 30, 2018

The Torray Fund	1,216.60%
S&P 500 Index	1,355.49%

The Torray Fund

PERFORMANCE DATA (continued)

As of June 30, 2018 (unaudited)

Change in Value of $10,000 Invested
on December 31, 1990 (commencement of operations) to:

	12/31/90	12/31/95	12/31/00	12/31/05	12/31/10	12/31/15	06/30/18
The Torray Fund	$10,000	$23,774	$54,563	$64,476	$63,039	$106,342	$131,660
S&P 500 Index	$10,000	$21,544	$49,978	$51,354	$57,511	$103,952	$145,549

The returns quoted represent past performance and do not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. For performance current to the most recent month end, please call (800) 626-9769. The returns shown do not reflect the deduction of taxes a shareholder would pay on the redemption of fund shares and distributions. As of the most recent prospectus, the Fund’s Gross Expense Ratio is 1.18%. The Fund’s Net Expense Ratio of 1.09%, after fee waiver and expense reimbursement, will contractually remain in effect through April 30, 2019. Returns on both The Torray Fund and the S&P 500 Index assume reinvestment of all dividends and distributions. The S&P 500 Index is an unmanaged index consisting of 500 U.S. large-cap stocks.  It is not possible to invest directly in an index.  Current and future portfolio holdings are subject to change and risk.

The Torray Fund

FUND PROFILE

As of June 30, 2018 (unaudited)

DIVERSIFICATION (% of net assets)

Financials	28.8%
Information Technology	18.1%
Energy	9.7%
Industrials	9.5%
Health Care	7.5%
Consumer Discretionary	7.4%
Materials	2.8%
Short-Term Investments	16.2%
100.0%

TOP TEN EQUITY HOLDINGS (% of net assets)

1.	Bank of America Corp.	4.9%
2.	Cisco Systems, Inc.	4.8%
3.	American Express Co.	4.7%
4.	BP plc – ADR	4.6%
5.	Loews Corp.	4.2%
6.	General Motors Co.	3.7%
7.	Wells Fargo & Co.	3.4%
8.	Johnson & Johnson	3.2%
9.	Royal Dutch Shell plc – ADR	3.2%
10.	HP, Inc.	3.1%
		39.8%

PORTFOLIO CHARACTERISTICS

Net Assets (millions)		$417
Number of Holdings		28
Portfolio Turnover		1.75%	*
P/E Multiple (forward)		11.8x
Trailing Weighted Average Dividend Yield		2.0%
Market Capitalization (billion)	Average	$129.4
	Median	$61.6

*  Not Annualized

The Torray Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2018 (unaudited)

Shares		Market Value
COMMON STOCKS 83.8%

28.8% FINANCIALS†
729,300	Bank of America Corp.	$20,558,967
200,250	American Express Co.	19,624,500
364,400	Loews Corp.	17,593,232
253,400	Wells Fargo & Co.	14,048,496
156,818	Marsh & McLennan Cos., Inc.	12,854,372
65,400	Berkshire Hathaway, Inc. – Class B*	12,206,910
92,950	Chubb Ltd.	11,806,509
219,100	American International Group, Inc.	11,616,682
		120,309,668

18.1% INFORMATION TECHNOLOGY
465,300	Cisco Systems, Inc.	20,021,859
569,400	HP, Inc.	12,919,686
252,700	Intel Corp.	12,561,717
87,650	International Business Machines Corp.	12,244,705
475,900	Western Union Co.	9,675,047
538,700	Hewlett Packard Enterprise Co.	7,870,407
		75,293,421

9.7% ENERGY
417,620	BP plc – ADR	19,068,529
190,000	Royal Dutch Shell plc – ADR	13,153,700
702,900	Boardwalk Pipeline Partners LP	8,167,698
		40,389,927
9.5% INDUSTRIALS
166,350	Eaton Corp. plc	12,432,999
746,097	General Electric Co.	10,154,380
45,900	General Dynamics Corp.	8,556,219
63,600	Stanley Black & Decker, Inc.	8,446,716
		39,590,314

7.5% HEALTH CARE
108,924	Johnson & Johnson	13,216,838
40,150	Becton Dickinson & Co.	9,618,334
34,650	UnitedHealth Group Inc.	8,501,031
		31,336,203

See notes to the financial statements.

The Torray Fund

SCHEDULE OF INVESTMENTS (continued)

As of June 30, 2018 (unaudited)

Shares		Market Value
7.4% CONSUMER DISCRETIONARY
391,300	General Motors Co.	$15,417,220
864,500	TEGNA, Inc.	9,379,825
207,700	Viacom, Inc. – Class B	6,264,232
		31,061,277
2.8% MATERIALS
176,200	DowDuPont, Inc.	11,615,104
TOTAL COMMON STOCKS
(cost $239,795,097)		349,595,914

SHORT-TERM INVESTMENTS 16.2%
4.2% MONEY MARKET FUND
17,757,349	Fidelity Investments Money Market Funds Government
	Portfolio – Class I, 1.77%^	17,757,349
Par
12.0% U.S. TREASURY OBLIGATION
$50,000,000	U.S. Treasury Bill, 1.67%, 7/19/2018☐	49,956,000
TOTAL SHORT-TERM INVESTMENTS
(cost $67,713,349)		67,713,349
TOTAL INVESTMENTS 100.0%
(cost $307,508,446)		417,309,263
OTHER ASSETS AND LIABILITIES, NET 0.0%		(93,733)
TOTAL NET ASSETS 100.0%		$417,215,530

†	As of June 30, 2018, the Fund had a significant portion of its assets invested in this sector. See Note 8 in the Notes to the Financial Statements.
*	Non-income producing security.
^	The rate shown is the annualized seven day effective yield as of June 30, 2018.
☐	Rate shown is effective yield as of June 30, 2018.
ADR – American Depositary Receipt

The Global Industry Classification Standard (“GICS”®) was developed by and is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use.

See notes to the financial statements.

The Torray Fund

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2018 (unaudited)

ASSETS
Investments in securities at value
(cost $307,508,446)	$417,309,263
Cash	1,172
Receivable for fund shares sold	384
Dividends & interest receivable	425,723
Prepaid expenses	14,316
TOTAL ASSETS	417,750,858

LIABILITIES
Payable for fund shares redeemed	129,591
Payable to investment manager	319,346
Accrued expenses and other liabilities	86,391
TOTAL LIABILITIES	535,328

NET ASSETS	$417,215,530

NET ASSETS CONSIST OF
Shares of beneficial interest ($1 stated value,
8,757,760 shares outstanding, unlimited shares authorized)	$8,757,760
Paid-in capital in excess of par	296,812,463
Accumulated net investment loss	(43,590)
Accumulated undistributed net realized gain on investments	1,888,080
Net unrealized appreciation on investments	109,800,817

TOTAL NET ASSETS	$417,215,530
Net Asset Value, Offering and Redemption Price per Share	$47.64

See notes to the financial statements.

The Torray Fund

STATEMENT OF OPERATIONS

For the six months ended June 30, 2018 (unaudited)

INVESTMENT INCOME
Dividend income (net of withholding of $53,580)	$4,452,340
Interest income	448,892
Total investment income	4,901,232

EXPENSES
Management fees (See Note 4)	2,160,019
Fund administration & accounting fees	90,112
Transfer agent fees & expenses	83,764
Trustees’ fees	48,598
Insurance expense	28,013
Federal & state registration fees	17,721
Legal fees	16,892
Audit fees	11,934
Printing, postage & mailing fees	11,403
Custody fees	9,152
Compliance support fees	3,982
Total expenses before waiver	2,481,590
Less: waiver from investment manager (See Note 4)	(187,010)
Net expenses	2,294,580

NET INVESTMENT INCOME	2,606,652

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments	1,706,850
Net change in unrealized appreciation on investments	(18,852,690)
Net realized and unrealized loss on investments	(17,145,840)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(14,539,188)

See notes to the financial statements.

The Torray Fund

STATEMENTS OF CHANGES IN NET ASSETS

For the periods indicated:

	Six months ended
	06/30/18	Year ended
	(unaudited)	12/31/17
Increase (Decrease) in Net Assets
Resulting from Operations:
Net investment income	$2,606,652	$4,849,149
Net realized gain on investments	1,706,850	21,917,736
Net change in unrealized appreciation on investments	(18,852,690)	22,907,455
Net increase (decrease) in net assets
resulting from operations	(14,539,188)	49,674,340

Distributions to Shareholders from:
Net investment income
($0.301 and $0.576 per share, respectively)	(2,653,027)	(5,063,495)
Net realized gains
($0.000 and $3.065 per share, respectively)	—	(26,219,463)
Total distributions to shareholders	(2,653,027)	(31,282,958)

Shares of Beneficial Interest:
Net increase (decrease) from share transactions (Note 5)	(13,280,424)	878,375
Total increase (decrease) in net assets	(30,472,639)	19,269,757
Net Assets – Beginning of Period	447,688,169	428,418,412
Net Assets – End of Period	$417,215,530	$447,688,169
Accumulated Undistributed Net
Investment Income (Loss)	$(43,590)	$2,785

See notes to the financial statements.

The Torray Fund

FINANCIAL HIGHLIGHTS

For a Fund share outstanding throughout each period presented.

PER SHARE DATA
	Six months
	ended
	06/30/18		Years ended December 31:
	(unaudited)		2017	2016	2015	2014	2013
Net Asset Value,
Beginning of Period	$49.600		$47.600	$45.510	$48.110	$43.400	$33.000
Investment operations
Net investment income(1)	0.294		0.550	0.563	0.445	0.458	0.444
Net realized and unrealized
gain (loss) on securities	(1.953)		5.091	5.780	(1.088)	4.743	10.351
Total from
investment operations	(1.659)		5.641	6.343	(0.643)	5.201	10.795
Less distributions from:
Net investment income	(0.301)		(0.576)	(0.560)	(0.479)	(0.491)	(0.395)
Net capital gains	—		(3.065)	(3.693)	(1.478)	—	—
Total distributions	(0.301)		(3.641)	(4.253)	(1.957)	(0.491)	(0.395)
Net Asset Value,
End of Period	$47.640		$49.600	$47.600	$45.510	$48.110	$43.400
TOTAL RETURN(2)	(3.34	)%*	12.07%	14.29%	(1.36)%	12.04%	32.84%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end
of period (000’s omitted)	$417,216		$447,688	$428,418	$393,778	$423,854	$401,295
Ratios of expenses
to average net assets:
Before expense waiver	1.15	%**	1.16%	1.07%	1.16%	1.15%	1.15%
After expense waiver	1.06	%**	1.07%	1.07%	1.16%	1.15%	1.15%
Ratios of net investment income
to average net assets	1.21	%**	1.11%	1.19%	0.95%	1.01%	1.15%
Portfolio turnover rate	1.75	%*	19.38%	9.46%	10.77%	15.68%	13.63%

(1)	Calculated based on average amount of shares outstanding during the period.
(2)	Past performance is not predictive of future performance. Returns assume reinvestment of all dividends and distributions.
*	Not annualized
**	Annualized

See notes to the financial statements.

The Torray Fund

NOTES TO FINANCIAL STATEMENTS

As of June 30, 2018 (unaudited)

NOTE 1 — ORGANIZATION

The Torray Fund (“Fund”) is a separate diversified series of The Torray Fund (“Trust”). The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust is organized as a business trust under Massachusetts law. The Fund’s investment objectives are to build investor wealth over extended periods and to minimize shareholder capital gains tax liability by limiting the realization of long- and short-term gains. The Fund seeks to meet its objectives by investing in the common stocks of high quality businesses that are fairly priced and run by sound management. These companies must have solid finances and a long-term record of rising sales, earnings and free cash flow. Investments are held as long as the issuers’ fundamentals remain intact. The Fund invests principally in the common stocks of large capitalization companies (e.g. companies with market capitalization of $8 billion or more). There can be no assurance that the Fund’s investment objectives will be achieved.  The Fund is an investment company and accordingly follows the investment companies accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – The Fund complies with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income tax provision is required. As of and during the period ended June 30, 2018, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the period ended June 30, 2018, the Fund did not have liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. As of and during the period ended June 30, 2018, the Fund did not incur any interest or penalties.  The Fund is not subject to examination by U.S. tax authorities for tax years prior to December 31, 2014.

Security Transactions and Investment Income – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities.

The Torray Fund

NOTES TO FINANCIAL STATEMENTS (continued)

As of June 30, 2018 (unaudited)

The Fund distributes all net investment income, if any, quarterly and net realized capital gains, if any, annually.  Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 3 — SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis. The Fund’s investments are carried at fair value.

Equity Securities – Securities that are primarily traded on a national securities exchange are valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices. Securities traded primarily in the Nasdaq Global Market System for

The Torray Fund

NOTES TO FINANCIAL STATEMENTS (continued)

As of June 30, 2018 (unaudited)

which market quotations are readily available are valued using the Nasdaq Official Closing Price (“NOCP”). If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. If the market for a particular security is not active, and the mean between bid and ask prices is used, these securities are categorized in Level 2 of the fair value hierarchy.

Short-Term Investments – Investments in money market funds are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.  Short-term debt securities (maturing in 60 days or less), such as U.S. Treasury Bills, are valued at amortized cost, which approximates market value and are categorized in Level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees.  As of June 30, 2018, no Fund portfolio securities were priced using the Trust’s fair value guidelines.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s securities as of June 30, 2018:

	Level 1	Level 2	Level 3	Total
Common Stocks	$349,595,914	$—	$—	$349,595,914
Short-Term Investments	17,757,349	49,956,000	—	67,713,349
Total Investments in Securities	$367,353,263	$49,956,000	$—	$417,309,263

Transfers between levels are recognized at the end of the reporting period. During the period ended June 30, 2018, the Fund recognized no transfers between levels. The Fund did not invest in any Level 3 investments during the period. Refer to the Schedule of Investments for further information on the classification of investments.

NOTE 4 — MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has an agreement (“Management Contract”) with Torray LLC (the “Manager”) to furnish investment advisory services and to pay for certain operating expenses of the Fund. Pursuant to the Management Contract between the Trust and the Manager, the Manager is entitled to receive, on a monthly basis, an annual management fee equal to 1.00% of the Fund’s average daily net assets. For the period ended June 30, 2018, the Fund incurred management fees of $2,160,019.

The Manager and the Fund have entered into an Operating Expenses Limitation Agreement (the “Agreement”) whereby the Manager has contractually agreed prospectively for the term of Agreement to waive its management fee and reimburse the Fund for its current Operating Expenses so as to limit the Fund’s current Operating Expenses to an annual rate, expressed as a percentage of the Fund’s average annual net assets, to 1.00%.  For purposes of the Agreement,

The Torray Fund

NOTES TO FINANCIAL STATEMENTS (continued)

As of June 30, 2018 (unaudited)

the term “Operating Expenses” includes the Manager’s management fee and all other expenses necessary or appropriate for the operation of the Fund, excluding any front-end or contingent deferred loads, taxes, leverage, interest, brokerage commissions, acquired fund fees and expenses, trustee fees and expenses, auditor fees and expenses, legal fees and expenses, insurance costs, registration and filing fees, printing, postage and mailing expenses, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation. Fees waived and expenses paid by the Manager are not eligible for recoupment.  The Agreement will remain in effect until April 30, 2019.

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) acts as the Fund’s Administrator, Transfer Agent, and Fund Accountant. U.S. Bank, N.A. (the “Custodian”) serves as the Custodian to the Fund. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums.  Fees incurred by the Fund for administration and accounting, transfer agency, custody and compliance support services for the period ended June 30, 2018, are disclosed in the Statement of Operations.

Certain officers and Trustees of the Fund are also officers and/or shareholders of the Advisor, and are not paid by the Fund for serving in such capacities.

NOTE 5 — SHARES OF BENEFICIAL INTEREST TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

	Six Months ended		Year ended
	06/30/18		12/31/17
	Shares	Amount	Shares	Amount
Shares sold	39,106	$1,905,308	80,342	$3,963,676
Reinvestments of distributions	51,335	2,436,118	609,083	29,678,623
Shares redeemed	(359,281)	(17,621,850)	(662,699)	(32,763,924)
	(268,840)	$(13,280,424)	26,726	$878,375

As of June 30, 2018, the Trust’s officers, Trustees and affiliated persons and their families directly or indirectly controlled 1,764,706 shares or 20.15% of the Fund.

NOTE 6 — INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, other than short-term investments, for the period ended June 30, 2018, aggregated $6,503,940 and $31,203,726, respectively.

The Torray Fund

NOTES TO FINANCIAL STATEMENTS (continued)

As of June 30, 2018 (unaudited)

NOTE 7 — TAX MATTERS

Distributions to shareholders are determined in accordance with United States federal income tax regulations, which may differ from GAAP.

The tax character of distributions paid during the six months ended June 30, 2018, and the year ended December 31, 2017, the Fund’s most recently completed fiscal year end, were as follows:

	June 30, 2018
	(unaudited)	2017
Distributions paid from:
Ordinary Income*	$2,653,027	$5,309,631
Long-Term Capital Gains	—	25,973,327
	$2,653,027	$31,282,958

*  For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income.

As of December 31, 2017, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$202
Unrealized appreciation	128,837,320
Total accumulated earnings	$128,837,522

As of December 31, 2017, the Fund did not have any capital loss carryovers.  A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year.  Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31.  For the taxable year ended December 31, 2017, the Fund does not plan to defer any late year losses.

The cost basis of investments for federal income tax purposes at June 30, 2018, and December 31, 2017, the Fund’s most recently completed fiscal year end, were as follows:

	June 30, 2018
	(unaudited)	2017
Gross unrealized appreciation	$122,819,172	$139,055,255
Gross unrealized depreciation	(13,018,355)	(10,217,935)
Net unrealized appreciation	109,800,817	128,837,320
Cost	$307,508,446	$318,802,958

The difference between book-basis and tax-basis unrealized appreciation is attributable to differences in the treatment of partnerships.

The Torray Fund

NOTES TO FINANCIAL STATEMENTS (continued)

As of June 30, 2018 (unaudited)

NOTE 8 — SECTOR RISK

As of June 30, 2018, the Fund had a significant portion of its assets invested in the financials sector.  The financials sector may be more greatly impacted by the performance of the overall economy, interest rates, competition, and consumer confidence spending.

NOTE 9 — COMMITMENTS AND CONTINGENCIES

The Fund indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

NOTE 10 — SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date these financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

The Torray Fund

PORTFOLIO HOLDINGS, PROXY VOTING AND PROCEDURES

As of June 30, 2018 (unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Commissions Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-855-753-8174.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-855-753-8174; and on the Commission’s website at http://www.sec.gov.

The Torray Fund

ABOUT YOUR FUND’S EXPENSES

As of June 30, 2018 (unaudited)

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you incur ongoing costs, including management fees, and other fund expenses. Operating expenses, which are deducted directly from the Fund’s gross income, directly reduce the investment return of the Fund.

A mutual fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples below are based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2018 to June 30, 2018.

The table below illustrates the Fund’s cost in two ways:

Actual Fund Return This section helps you estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the third column shows the operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period” below.

Hypothetical 5% Return This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses, and that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not charge transactions fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculation assumes no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Fund’s expenses, including recent annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	January 1, 2018	June 30, 2018	During Period(1)
Based on Actual Fund Return(2)	$1,000.00	$ 966.60	$5.18
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,019.53	$5.32

(1)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 1.06%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

(2)	Based on the actual returns for the six-month period ended June 30, 2018 of (3.34)%.

The Torray Fund

PRIVACY NOTICE

The Fund collects only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you. The Fund collects financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Fund does not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law. Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Fund, as well as the Fund’s investment adviser who is an affiliate of the Fund. If you maintain a retirement/educational custodial account directly with the Fund, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes. The Fund limits access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Fund. All shareholder records will be disposed of in accordance with applicable law. The Fund maintains physical, electronic and procedural safeguards to protect your Personal Information and requires its third party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, credit union, bank or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

TRUSTEES

Carol T. Crawford
Bruce C. Ellis
William M Lane
Robert P. Moltz
Wayne H. Shaner

INVESTMENT ADVISOR

Torray LLC

OFFICERS
Robert E. Torray
William M Lane
Nicholas C. Haffenreffer
Shawn M. Hendon
Suzanne E. Kellogg

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

BBD, LLP
1835 Market Street, 3rd Floor
Philadelphia, PA 19103

ADMINISTRATOR AND TRANSFER AGENT

U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202

LEGAL COUNSEL

Bernstein Shur
100 Middle Street, 6th Floor
Portland, ME 04104

Distributed by Foreside Funds Distributors LLC
400 Berwyn Park, 899 Cassatt Road
Berwyn, PA 19132
Date of first use, August 2018

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current
prospectus. All indices are unmanaged groupings of stocks
that are not available for investment.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Torray Fund

By (Signature and Title)*    /s/ Robert E. Torray
Robert E. Torray, President
(Principal Executive Officer)

Date     8/29/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Robert E. Torray
Robert E. Torray, President
(Principal Executive Officer)

Date     8/29/18

By (Signature and Title)*    /s/ William M Lane
William M Lane, Treasurer
(Principal Financial Officer)

Date     8/29/18

* Print the name and title of each signing officer under his or her signature.